Financial Trust - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of financial trust [line items]
Liabilities	$ 124,765,922	$ 114,938,382	$ 88,069,879
Mendoza Trust [member]
Disclosure of financial trust [line items]
Liabilities	18,462
Liabilities backed by assets in trust	$ 507